Revenues Recognized and Cash Payments Received under Collaboration and License Agreements (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Total revenues recognized	$ 48,269	$ 13,972	$ 18,796	$ 20,067
Total cash payments received			355	5,857
Bristol-Myers Squibb
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Total revenues recognized			18,696	19,968
Total cash payments received			355	5,757
Bristol-Myers Squibb | Up-front Payment Arrangement
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Total revenues recognized			12,133	12,167
Bristol-Myers Squibb | Milestone Payments
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Total revenues recognized			2,642	3,690
Total cash payments received				3,500
Bristol-Myers Squibb | Reimbursement Payment, clinical supply and development costs
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Total revenues recognized			3,921	4,111
Total cash payments received			355	2,257
Other collaborations
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Total revenues recognized			100	99
Total cash payments received				$ 100